NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross sales	R$ 61,884,991	R$ 55,979,819	R$ 45,910,424
Sales deductions	(8,079,963)	(7,636,514)	(6,440,724)
NET SALES	53,805,028	48,343,305	39,469,700
Domestic [Member]
IfrsStatementLineItems [Line Items]
Gross sales	33,325,565	30,700,510	26,017,981
Sales deductions	(6,327,777)	(5,891,621)	(5,032,862)
NET SALES	26,997,788	24,808,889	20,985,119
International [Member]
IfrsStatementLineItems [Line Items]
Gross sales	25,253,452	22,959,318	18,514,099
Sales deductions	(1,150,317)	(1,444,614)	(1,273,905)
NET SALES	24,103,135	21,514,704	17,240,194
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross sales	3,305,974	2,319,991	1,378,344
Sales deductions	(601,869)	(300,279)	(133,957)
NET SALES	R$ 2,704,105	R$ 2,019,712	R$ 1,244,387